Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Results by Segments

By segment

As at and for the year ended December 31, 2018	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$14,938	$8,975	$6,341	$–	$98	$30,352
Annuities and pensions(1)	3,175	452	(9,967)	–	–	(6,340)
Net premium income	18,113	9,427	(3,626)	–	98	24,012
Net investment income (loss)	278	2,764	1,723	(8)	(225)	4,532
Other revenue	1,296	1,446	2,542	5,472	(328)	10,428
Total revenue	19,687	13,637	639	5,464	(455)	38,972
Contract benefits and expenses
Life and health insurance	10,875	8,044	4,255	–	(37)	23,137
Annuities and pensions	1,986	518	(9,784)	77	–	(7,203)
Net benefits and claims	12,861	8,562	(5,529)	77	(37)	15,934
Interest expense	187	447	56	2	583	1,275
Other expenses	4,749	3,063	3,428	4,322	682	16,244
Total contract benefits and expenses	17,797	12,072	(2,045)	4,401	1,228	33,453
Income (loss) before income taxes	1,890	1,565	2,684	1,063	(1,683)	5,519
Income tax recovery (expense)	(355)	(321)	(352)	(108)	504	(632)
Net income (loss)	1,535	1,244	2,332	955	(1,179)	4,887
Less net income (loss) attributed to:
Non-controlling interests	208	–	–	–	6	214
Participating policyholders	(360)	233	–	–	–	(127)
Net income (loss) attributed to shareholders	$1,687	$1,011	$2,332	$955	$(1,185)	$4,800
Total assets	$112,327	$214,101	$272,228	$130,379	$21,236	$750,271

As at and for the year ended December 31, 2017	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$13,145	$4,322	$6,778	$–	$110	$24,355
Annuities and pensions	2,568	443	844	–	–	3,855
Net premium income	15,713	4,765	7,622	–	110	28,210
Net investment income (loss)	4,044	4,560	10,657	42	64	19,367
Other revenue	933	1,862	3,039	5,158	(246)	10,746
Total revenue	20,690	11,187	21,318	5,200	(72)	58,323
Contract benefits and expenses
Life and health insurance	11,881	5,018	16,193	–	268	33,360
Annuities and pensions	1,889	2,404	1,574	74	–	5,941
Net benefits and claims	13,770	7,422	17,767	74	268	39,301
Interest expense	164	307	36	1	631	1,139
Other expenses	4,360	3,069	3,374	4,193	386	15,382
Total contract benefits and expenses	18,294	10,798	21,177	4,268	1,285	55,822
Income (loss) before income taxes	2,396	389	141	932	(1,357)	2,501
Income tax recovery (expense)	(405)	159	(1,342)	146	1,203	(239)
Net income (loss)	1,991	548	(1,201)	1,078	(154)	2,262
Less net income (loss) attributed to:
Non-controlling interests	187	–	–	–	7	194
Participating policyholders	(30)	(6)	–	–	–	(36)
Net income (loss) attributed to shareholders	$1,834	$554	$(1,201)	$1,078	$(161)	$2,104
Total assets	$96,354	$217,813	$263,523	$131,779	$20,064	$729,533

(1)	During the year, the Company ceded premiums to reinsure a block of legacy U.S. individual pay-out annuities business, refer to note 7(k) for details.

Summary of Results by Geographic Location

The results of the Company’s reporting segments differ from its geographic segments primarily due to the allocation of the Company’s Global WAM and Corporate and Other segments into the geographic segments to which its businesses relate.

By geographic location

As at and for the year ended December 31, 2018	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$15,010	$8,561	$6,342	$439	$30,352
Annuities and pensions	3,175	452	(9,967)	–	(6,340)
Net premium income	18,185	9,013	(3,625)	439	24,012
Net investment income (loss)	371	2,933	1,032	196	4,532
Other revenue	2,115	2,904	5,395	14	10,428
Total revenue	$20,671	$14,850	$2,802	$649	$38,972

As at and for the year ended December 31, 2017	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$13,215	$3,894	$6,780	$466	$24,355
Annuities and pensions	2,568	443	844	–	3,855
Net premium income	15,783	4,337	7,624	466	28,210
Net investment income (loss)	4,258	4,642	10,407	60	19,367
Other revenue	1,632	3,187	5,911	16	10,746
Total revenue	$21,673	$12,166	$23,942	$542	$58,323